Commitments and Contingencies (Details) - USD ($) $ in Millions			12 Months Ended
	Jul. 15, 2022	Jun. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expenses			$ 13.6	$ 3.8
Purchase shares (in Shares)		333,334
Total purchase price		$ 1.1
Purchase consideration paid	$ 1.1